PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2015	2014
Cost:

Buildings and land	$93,499	$93,094
Computers, software and electronic equipment	70,590	67,874
Equipment leased to others	73,798	75,606
Office furniture and equipment	7,782	7,823
Vehicles	436	455
Leasehold improvements	2,330	2,747

	248,435	247,599

Accumulated depreciation and impairment *)	166,472	156,706

Depreciated cost	$81,963	$90,893

*)
During the year ended December 31, 2015, the Company recorded an impairment loss of $4,106. The impairment loss was recorded as reduction of the cost of equipment leased to others and computers, software and electronic equipment in the amount of $4,030 and $76, respectively (see also note 1c).